SHARE CAPITAL: (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				6 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Feb. 19, 2020	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted					$ 1,061
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued				454,628
Warrants to purchase ordinary shares				363,702
Proceeds from private placement				$ 5,000
Underwritten Public Offering [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price				$ 14
Ordinary shares issued				2,091,907
Per share price				$ 11.00
Warrants to purchase ordinary shares				1,673,525
Expected term				6 years
Procceds from Initial public offering, net of issuance costs				$ 21,306
Employees and Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants					248,600
Option vesting period					4 years
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants	3,600		20,000
Exercise price	$ 9.93		$ 10.44
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants		225,000
Exercise price		$ 10.02
Option vesting period		3 years